Quarterly Holdings Report
for
Fidelity® Blue Chip Growth ETF
April 30, 2021
GTF-QTLY-0621
1.9897897.100

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATION SERVICES – 16.5%
Entertainment – 3.4%
Activision Blizzard, Inc.	15,014	$ 1,369,127
Bilibili, Inc. ADR (a)	3,556	394,218
Netflix, Inc. (a)	8,244	4,233,047
Roku, Inc. (a)	2,922	1,002,158
Score Media and Gaming, Inc. (a)	2,106	36,455
Sea Ltd. ADR (a)	14,840	3,747,693
Take-Two Interactive Software, Inc. (a)	1,068	187,306
The Walt Disney Co. (a)	1,440	267,869
		11,237,873
Interactive Media & Services – 12.6%
Alphabet, Inc. Class A (a)	8,670	20,404,845
Baidu, Inc. ADR (a)	883	185,721
Bumble, Inc. (a)	2,753	165,841
Facebook, Inc. Class A (a)	48,503	15,767,355
JOYY, Inc. ADR	3,677	349,536
Match Group, Inc. (a)	6,821	1,061,552
Pinterest, Inc. Class A (a)	2,967	196,920
Snap, Inc. Class A (a)	34,217	2,115,295
Twitter, Inc. (a)	6,788	374,833
Zillow Group, Inc. Class C (a)	1,673	217,691
ZoomInfo Technologies, Inc. Class A (a)	1,800	93,348
		40,932,937
Media – 0.2%
Criteo S.A. (a)	10,918	433,772
Endeavor Group Holdings, Inc. (a)	2,600	71,656
Magnite, Inc. (a)	6,409	256,681
		762,109
Wireless Telecommunication Services – 0.3%
T-Mobile US, Inc. (a)	7,286	962,699
TOTAL COMMUNICATION SERVICES		53,895,618
CONSUMER DISCRETIONARY – 28.2%
Automobiles – 2.5%
General Motors Co.	9,217	527,397
Harley-Davidson, Inc.	9,808	474,413
Lordstown Motors Corp. Class A (a)	3,109	30,810
Tesla, Inc. (a)	9,531	6,761,673
XPeng, Inc. ADR (a)	10,260	306,876
		8,101,169
Diversified Consumer Services – 0.1%
Bright Horizons Family Solutions, Inc. (a)	1,710	247,659
Hotels, Restaurants & Leisure – 4.5%
Airbnb, Inc. Class A (a)	5,611	969,076
Boyd Gaming Corp. (a)	8,334	551,294
Caesars Entertainment, Inc. (a)	21,646	2,117,845
Chipotle Mexican Grill, Inc. (a)	1,047	1,562,155
Churchill Downs, Inc.	2,858	604,467
Dave & Buster's Entertainment, Inc. (a)	4,023	183,690
DraftKings, Inc. Class A (a)	1,848	104,708
Expedia Group, Inc.	7,551	1,330,713

	Shares	Value

Hilton Worldwide Holdings, Inc. (a)	4,761	$ 612,741
Las Vegas Sands Corp.	7,649	468,578
Marriott International, Inc. Class A (a)	6,749	1,002,361
MGM Resorts International	12,555	511,240
Penn National Gaming, Inc. (a)	28,875	2,573,340
Planet Fitness, Inc. Class A (a)	4,485	376,695
Texas Roadhouse, Inc.	3,717	397,793
Vail Resorts, Inc.	1,503	488,715
Wynn Resorts Ltd. (a)	5,531	710,180
		14,565,591
Household Durables – 1.0%
D.R. Horton, Inc.	2,674	262,827
KB Home	4,233	204,158
Lennar Corp. Class A	3,797	393,369
Purple Innovation, Inc. (a)	6,206	211,500
Sonos, Inc. (a)	4,664	186,700
Sony Corp. ADR	2,072	207,532
Taylor Morrison Home Corp. (a)	11,511	359,258
Tempur Sealy International, Inc.	11,614	442,958
Toll Brothers, Inc.	5,858	367,297
Tri Pointe Homes, Inc. (a)	18,001	428,784
Tupperware Brands Corp. (a)	14,502	353,414
		3,417,797
Internet & Direct Marketing Retail – 10.4%
Alibaba Group Holding Ltd. ADR (a)	8,027	1,853,836
Amazon.com, Inc. (a)	7,633	26,466,817
ContextLogic, Inc. Class A (a)	7,818	108,436
Coupang, Inc. (a)	2,609	109,317
Etsy, Inc. (a)	2,803	557,208
Farfetch Ltd. Class A (a)	12,372	606,104
JD.com, Inc. ADR (a)	5,935	459,132
MercadoLibre, Inc. (a)	389	611,111
Pinduoduo, Inc. ADR (a)	12,799	1,714,170
Poshmark, Inc. (a)	890	37,229
The RealReal, Inc. (a)	20,818	515,662
Vipshop Holdings Ltd. ADR (a)	3,229	99,356
Wayfair, Inc. Class A (a)	2,428	717,644
		33,856,022
Leisure Products – 0.2%
Peloton Interactive, Inc. Class A (a)	6,335	623,047
Vista Outdoor, Inc. (a)	5,158	168,203
		791,250
Multiline Retail – 0.5%
Kohl's Corp.	3,280	192,405
Nordstrom, Inc.	19,490	714,893
Ollie's Bargain Outlet Holdings, Inc. (a)	4,754	438,652
Target Corp.	673	139,486
		1,485,436
Specialty Retail – 5.3%
American Eagle Outfitters, Inc.	52,003	1,797,744
Aritzia, Inc. (a)	5,784	144,323
Burlington Stores, Inc. (a)	2,835	925,146

Quarterly Report	2

Common Stocks – continued
	Shares	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Carvana Co. (a)	9,627	$ 2,746,198
Dick's Sporting Goods, Inc.	7,953	656,759
Five Below, Inc. (a)	5,262	1,059,083
Floor & Decor Holdings, Inc. Class A (a)	11,346	1,258,498
L Brands, Inc. (a)	3,031	199,743
Lowe's Cos., Inc.	23,570	4,625,612
MYT Netherlands Parent BV ADR (a)	2,864	85,834
RH (a)	4,682	3,221,310
The Gap, Inc.	14,872	492,263
Urban Outfitters, Inc. (a)	2,315	83,108
		17,295,621
Textiles, Apparel & Luxury Goods – 3.7%
Capri Holdings Ltd. (a)	24,588	1,354,307
Crocs, Inc. (a)	18,398	1,842,008
Deckers Outdoor Corp. (a)	2,646	894,877
Lululemon Athletica, Inc. (a)	4,182	1,402,099
NIKE, Inc. Class B	29,289	3,884,307
PVH Corp.	12,185	1,379,098
Tapestry, Inc.	14,884	712,200
Under Armour, Inc. Class A (a)	23,872	580,328
		12,049,224
TOTAL CONSUMER DISCRETIONARY		91,809,769
CONSUMER STAPLES – 1.4%
Beverages – 1.0%
Celsius Holdings, Inc. (a)	4,878	279,509
Constellation Brands, Inc. Class A	1,753	421,281
Monster Beverage Corp. (a)	6,906	670,227
The Boston Beer Co., Inc. Class A (a)	818	995,089
The Coca-Cola Co.	15,919	859,308
		3,225,414
Food & Staples Retailing – 0.1%
Performance Food Group Co. (a)	4,589	269,374
Food Products – 0.3%
Bunge Ltd.	2,693	227,343
Darling Ingredients, Inc. (a)	4,975	345,514
Freshpet, Inc. (a)	737	136,212
Village Farms International, Inc. (a)	10,234	114,314
		823,383
Personal Products – 0.0%
The Estee Lauder Cos., Inc. Class A	351	110,144
Tobacco – 0.0%
Altria Group, Inc.	3,104	148,216
TOTAL CONSUMER STAPLES		4,576,531
ENERGY – 0.7%
Energy Equipment & Services – 0.1%
Schlumberger N.V.	10,191	275,667

	Shares	Value

Oil, Gas & Consumable Fuels – 0.6%
BP PLC ADR	8,323	$ 209,407
ConocoPhillips	4,800	245,472
EOG Resources, Inc.	3,605	265,472
Hess Corp.	4,869	362,789
HollyFrontier Corp.	7,144	250,040
Suncor Energy, Inc.	7,141	152,737
TOTAL SE ADR	2,055	90,995
Valero Energy Corp.	4,586	339,181
		1,916,093
TOTAL ENERGY		2,191,760
FINANCIALS – 1.7%
Banks – 0.6%
Bank of America Corp.	4,003	162,242
Citigroup, Inc.	7,452	530,880
Wells Fargo & Co.	23,686	1,067,054
		1,760,176
Capital Markets – 0.5%
ArcLight Clean Transition Corp. Class A (a)	6,802	110,056
BowX Acquisition Corp. (a)	15,124	184,513
Coinbase Global, Inc. (a)	443	131,855
Jaws Acquisition Corp. Class A (a)	3,968	51,425
Morgan Stanley	4,833	398,964
Open Lending Corp. Class A (a)	1,845	72,047
The Charles Schwab Corp.	4,689	330,106
The Goldman Sachs Group, Inc.	1,057	368,312
		1,647,278
Consumer Finance – 0.4%
Ally Financial, Inc.	9,184	472,516
American Express Co.	2,091	320,655
Capital One Financial Corp.	3,298	491,666
		1,284,837
Insurance – 0.2%
Goosehead Insurance, Inc. Class A	845	92,899
MetLife, Inc.	4,509	286,908
MetroMile, Inc. (a)	11,796	109,821
Prudential Financial, Inc.	2,603	261,237
		750,865
TOTAL FINANCIALS		5,443,156
HEALTH CARE – 7.6%
Biotechnology – 2.4%
4D Molecular Therapeutics, Inc. (a)	1,291	49,962
Acceleron Pharma, Inc. (a)	2,646	330,671
ADC Therapeutics S.A. (a)	536	13,153
Agios Pharmaceuticals, Inc. (a)	2,868	160,034
Akouos, Inc. (a)	2,404	34,185
Allakos, Inc. (a)	395	43,102
Alnylam Pharmaceuticals, Inc. (a)	4,225	594,204
Annexon, Inc. (a)	2,316	46,158
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Arcutis Biotherapeutics, Inc. (a)	1,200	$ 40,200
Argenx SE (a)	749	214,746
Ascendis Pharma A/S ADR (a)	1,806	261,816
Avidity Biosciences, Inc. (a)	631	14,791
BeiGene Ltd. ADR (a)	1,185	407,095
BioAtla, Inc. (a)	437	21,671
Bioxcel Therapeutics, Inc. (a)	433	14,709
Bolt Biotherapeutics, Inc. (a)	1,885	42,149
Bridgebio Pharma, Inc. (a)	1,173	65,594
Connect Biopharma Holdings Ltd. (a)	3,735	60,768
Cullinan Management, Inc. (a)	869	28,208
Forma Therapeutics Holdings, Inc. (a)	1,642	44,252
Fusion Pharmaceuticals, Inc. (a)	2,398	20,623
Generation Bio Co. (a)	823	30,007
Horizon Therapeutics PLC (a)	9,575	905,986
Immunocore Holdings PLC (a)	1,100	44,396
Instil Bio, Inc. (a)	3,616	74,236
Kronos Bio, Inc. (a)	1,722	46,614
Kura Oncology, Inc. (a)	1,135	30,566
Mirati Therapeutics, Inc. (a)	394	65,491
Moderna, Inc. (a)	2,579	461,177
Natera, Inc. (a)	793	87,246
Neurocrine Biosciences, Inc. (a)	2,156	203,720
Novavax, Inc. (a)	2,228	527,880
Prelude Therapeutics, Inc. (a)	1,667	69,080
Protagonist Therapeutics, Inc. (a)	627	18,145
Recursion Pharmaceuticals, Inc. (a)	4,635	154,809
Regeneron Pharmaceuticals, Inc. (a)	1,991	958,268
Relay Therapeutics, Inc. (a)	2,706	85,807
REVOLUTION Medicines, Inc. (a)	2,793	92,700
Sage Therapeutics, Inc. (a)	3,020	237,855
Sana Biotechnology, Inc. (a)	2,486	53,449
Seagen, Inc. (a)	900	129,384
Shattuck Labs, Inc. (a)	522	19,669
Silverback Therapeutics, Inc. (a)	1,684	53,972
Taysha Gene Therapies, Inc. (a)	455	11,744
TG Therapeutics, Inc. (a)	1,047	46,811
Turning Point Therapeutics, Inc. (a)	3,546	270,312
Twist Bioscience Corp. (a)	184	24,691
Vaxcyte, Inc. (a)	1,168	21,690
Vor BioPharma, Inc. (a)	2,258	63,630
Xencor, Inc. (a)	3,169	134,873
Zai Lab Ltd. ADR (a)	3,356	557,801
		7,990,100
Health Care Equipment & Supplies – 2.1%
Axonics, Inc. (a)	5,891	370,721
CryoPort, Inc. (a)	767	43,389
Danaher Corp.	2,929	743,790
DexCom, Inc. (a)	3,207	1,238,223
Inmode Ltd. (a)	2,942	253,983

	Shares	Value

Intuitive Surgical, Inc. (a)	2,417	$ 2,090,705
Novocure Ltd. (a)	2,973	606,789
Outset Medical, Inc. (a)	407	24,387
Shockwave Medical, Inc. (a)	5,802	948,395
Tandem Diabetes Care, Inc. (a)	4,793	440,477
		6,760,859
Health Care Providers & Services – 0.8%
1Life Healthcare, Inc. (a)	6,005	261,277
agilon health, Inc. (a)	5,918	186,594
Alignment Healthcare, Inc. (a)	6,394	169,697
Guardant Health, Inc. (a)	3,569	567,400
Humana, Inc.	1,937	862,430
Oak Street Health, Inc. (a)	5,149	317,333
Owens & Minor, Inc.	2,165	78,135
Signify Health, Inc. (a)	808	22,907
Surgery Partners, Inc. (a)	2,227	107,341
		2,573,114
Health Care Technology – 0.1%
Certara, Inc. (a)	2,404	76,472
GoodRx Holdings, Inc. Class A (a)	4,521	180,885
		257,357
Life Sciences Tools & Services – 0.9%
10X Genomics, Inc. Class A (a)	2,289	452,764
Avantor, Inc. (a)	10,212	327,193
Bio-Rad Laboratories, Inc. Class A (a)	241	151,861
Maravai LifeSciences Holdings, Inc. Class A (a)	4,429	172,333
NanoString Technologies, Inc. (a)	114	9,082
Olink Holding AB (a)	1,656	58,291
Seer, Inc. (a)	680	34,633
Thermo Fisher Scientific, Inc.	3,558	1,673,078
		2,879,235
Pharmaceuticals – 1.3%
Arvinas, Inc. (a)	747	51,498
Atea Pharmaceuticals, Inc. (a)	1,835	45,343
Eli Lilly & Co.	10,275	1,877,962
Harmony Biosciences Holdings, Inc. (a)	696	20,393
Intra-Cellular Therapies, Inc. (a)	2,590	89,173
Nektar Therapeutics (a)	5,887	115,444
Pharvaris N.V. (a)	1,023	24,654
Zoetis, Inc.	12,057	2,086,223
		4,310,690
TOTAL HEALTH CARE		24,771,355
INDUSTRIALS – 6.6%
Aerospace & Defense – 0.2%
Axon Enterprise, Inc. (a)	2,162	327,781
The Boeing Co. (a)	1,772	415,197
		742,978
Air Freight & Logistics – 0.2%
FedEx Corp.	2,401	697,034

Quarterly Report	4

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Airlines – 0.4%
Delta Air Lines, Inc. (a)	9,681	$ 454,233
JetBlue Airways Corp. (a)	30,826	627,617
Spirit Airlines, Inc. (a)	9,079	325,210
Sun Country Airlines Holdings, Inc. (a)	1,079	43,915
		1,450,975
Building Products – 0.3%
Builders FirstSource, Inc. (a)	5,991	291,582
Carrier Global Corp.	5,381	234,504
The AZEK Co., Inc. (a)	10,288	496,705
Trane Technologies PLC	463	80,483
		1,103,274
Commercial Services & Supplies – 0.1%
ACV Auctions, Inc. (a)	7,048	239,562
Construction & Engineering – 0.2%
Dycom Industries, Inc. (a)	2,841	266,514
MasTec, Inc. (a)	1,250	130,450
Quanta Services, Inc.	1,490	143,994
		540,958
Electrical Equipment – 0.4%
Acuity Brands, Inc.	1,503	278,837
Array Technologies, Inc. (a)	11,893	334,907
Generac Holdings, Inc. (a)	299	96,861
Shoals Technologies Group, Inc. (a)	6,615	212,143
Sunrun, Inc. (a)	7,255	355,495
		1,278,243
Industrial Conglomerates – 0.2%
General Electric Co.	39,312	515,773
Machinery – 0.2%
Caterpillar, Inc.	972	221,723
Deere & Co.	930	344,890
		566,613
Professional Services – 0.2%
KBR, Inc.	3,272	129,440
Upwork, Inc. (a)	9,991	460,186
		589,626
Road & Rail – 4.2%
Avis Budget Group, Inc. (a)	3,663	328,241
Canadian Pacific Railway Ltd.	1,520	567,253
LYFT, Inc. Class A (a)	116,361	6,476,653
TuSimple Holdings, Inc. (a)	6,095	234,231
Uber Technologies, Inc. (a)	111,879	6,127,613
		13,733,991
TOTAL INDUSTRIALS		21,459,027
INFORMATION TECHNOLOGY – 35.2%
Electronic Equipment, Instruments & Components – 0.2%
II-VI, Inc. (a)	9,505	638,166
IT Services – 3.8%
Endava PLC ADR (a)	1,850	167,499

	Shares	Value

MongoDB, Inc. (a)	1,113	$ 331,073
PayPal Holdings, Inc. (a)	20,028	5,253,144
Shopify, Inc. Class A (a)	1,631	1,925,247
Snowflake, Inc. Class A (a)	886	205,189
Square, Inc. Class A (a)	10,556	2,584,320
Twilio, Inc. Class A (a)	4,752	1,747,786
		12,214,258
Semiconductors & Semiconductor Equipment – 9.7%
Advanced Micro Devices, Inc. (a)	15,740	1,284,699
Ambarella, Inc. (a)	1,507	146,917
Applied Materials, Inc.	916	121,562
ASML Holding N.V.	664	430,338
Cirrus Logic, Inc. (a)	2,003	149,043
Enphase Energy, Inc. (a)	3,820	531,935
KLA Corp.	622	196,148
Lam Research Corp.	793	492,017
Marvell Technology, Inc.	165,760	7,494,010
Micron Technology, Inc. (a)	25,053	2,156,312
Monolithic Power Systems, Inc.	76	27,465
NVIDIA Corp.	20,221	12,140,284
NXP Semiconductors N.V.	25,067	4,825,648
ON Semiconductor Corp. (a)	11,301	440,739
SolarEdge Technologies, Inc. (a)	492	129,662
Synaptics, Inc. (a)	1,121	156,794
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,276	265,700
Teradyne, Inc.	5,196	649,916
		31,639,189
Software – 12.7%
Adobe, Inc. (a)	7,657	3,892,359
Atlassian Corp. PLC Class A (a)	410	97,400
Autodesk, Inc. (a)	1,034	301,835
Avalara, Inc. (a)	1,320	187,057
Cadence Design Systems, Inc. (a)	1,829	241,007
Cloudflare, Inc. Class A (a)	7,168	607,416
Coupa Software, Inc. (a)	833	224,110
Crowdstrike Holdings, Inc. Class A (a)	2,323	484,369
Digital Turbine, Inc. (a)	2,819	212,637
Docebo, Inc. (a)	2,447	129,495
DocuSign, Inc. (a)	2,575	574,071
DoubleVerify Holdings, Inc. (a)	11,408	401,676
Elastic N.V. (a)	3,491	421,084
Five9, Inc. (a)	1,145	215,226
HubSpot, Inc. (a)	2,023	1,065,008
Intuit, Inc.	166	68,419
Lightspeed POS, Inc. (a)	9,916	692,422
Lightspeed POS, Inc. (a)	1,509	105,343
Microsoft Corp.	81,125	20,458,102
Paycom Software, Inc. (a)	362	139,156
Qualtrics International, Inc. (a)	1,202	44,895
RingCentral, Inc. Class A (a)	2,490	794,186
Salesforce.com, Inc. (a)	26,361	6,071,466
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Software – continued
ServiceNow, Inc. (a)	1,769	$ 895,769
Telos Corp. (a)	1,793	59,492
Teradata Corp. (a)	1,341	66,339
The Trade Desk, Inc. Class A (a)	953	695,032
UiPath, Inc. (a)	3,517	253,224
Workday, Inc. Class A (a)	3,326	821,522
Zoom Video Communications, Inc. Class A (a)	4,055	1,295,856
		41,515,973
Technology Hardware, Storage & Peripherals – 8.8%
Apple, Inc.	218,727	28,753,851
TOTAL INFORMATION TECHNOLOGY		114,761,437
MATERIALS – 1.4%
Chemicals – 0.8%
Celanese Corp.	840	131,586
CF Industries Holdings, Inc.	1,340	65,164
Corteva, Inc.	5,880	286,709
Nutrien Ltd.	11,574	638,893
Olin Corp.	8,305	357,364
PPG Industries, Inc.	769	131,684
The Chemours Co.	17,517	529,013
The Mosaic Co.	10,234	360,032
Tronox Holdings PLC Class A	5,350	113,420
Westlake Chemical Corp.	1,411	132,479
		2,746,344
Construction Materials – 0.0%
Eagle Materials, Inc.	927	128,056
Metals & Mining – 0.5%
ArcelorMittal S.A. (a)	9,929	290,820
First Quantum Minerals Ltd.	12,183	280,799
Freeport-McMoRan, Inc.	19,119	720,978
Gatos Silver, Inc. (a)	8,615	98,900
Vale S.A.	8,349	167,982
		1,559,479
Paper & Forest Products – 0.1%
Louisiana-Pacific Corp.	2,403	158,310
West Fraser Timber Co. Ltd.	1,540	118,900
		277,210
TOTAL MATERIALS		4,711,089

	Shares	Value
REAL ESTATE – 0.5%
Equity Real Estate Investment Trusts (REITs) – 0.2%
Simon Property Group, Inc.	4,823	$ 587,152
Real Estate Management & Development – 0.3%
Compass, Inc. (a)	7,298	138,808
KE Holdings, Inc. ADR (a)	2,355	122,578
Realogy Holdings Corp. (a)	11,890	205,459
Redfin Corp. (a)	10,127	716,789
		1,183,634
TOTAL REAL ESTATE		1,770,786
UTILITIES – 0.1%
Independent Power and Renewable Electricity Producers – 0.1%
Brookfield Renewable Corp.	2,162	89,680
Brookfield Renewable Corp. Class A	828	34,322
The AES Corp.	6,094	169,535
TOTAL UTILITIES		293,537
TOTAL COMMON STOCKS (Cost $280,118,584)		325,684,065
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,000,176)	1,000,176	1,000,176
TOTAL INVESTMENT IN SECURITIES – 100.2% (Cost $281,118,760)		326,684,241
NET OTHER ASSETS (LIABILITIES) – (0.2%)		(714,046)
NET ASSETS – 100.0%		$ 325,970,195

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three
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levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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